UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5877

DREYFUS STRATEGIC MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	2/28/05

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FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Strategic Municipal Bond Fund, Inc.
Statement of Investments
February 28, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--141.4%	Amount ($)		Value ($)

Alabama--1.0%
Jefferson County, Limited Obligation
School Warrant 5.50%, 1/1/2022	4,000,000		4,322,200
Alaska--4.3%
Alaska Housing Finance Corp.:
6.25%, 6/1/2035	5,905,000		6,261,662
6.05%, 6/1/2039 (Insured; MBIA)	11,915,000		12,393,506
Arizona--1.5%
Apache County Industrial Development Authority, PCR
(Tucson Electric Power Co.) 5.85%, 3/1/2028	2,220,000		2,219,778
Maricopa County Pollution Control Corp., PCR
(El Paso Electric Co.) 6.25%, 5/1/2037	4,000,000		4,055,360
Arkansas--2.1%
Arkansas Development Finance Authority, SFMR
6.25%, 1/1/2032	3,550,000		3,657,743
Little Rock School District
5.25%, 2/1/2030 (Insured; FSA)	5,000,000		5,313,450
California--8.2%
California
5.50%, 4/1/2028	5,450,000		5,978,487
California Department of Veteran Affairs,
Home Purchase Revenue 5.20%, 12/1/2028	5,000,000		5,008,250
California Department of Water Resources,
Power Supply Revenue 6%, 5/1/2015	12,500,000		14,448,125
California Health Facilities Financing Authority, Revenue
(Cedars-Sinai Medical Center) 6.25%, 12/1/2034	3,750,000		4,092,825
San Diego Unified School District Crossover
(Election 1998)
5.50%, 7/1/2023 (Insured; MBIA)	5,000,000		5,842,850
Colorado--3.6%
Colorado Health Facilities Authority, Revenue
(American Housing Foundation 1, Inc.)	2,015,000		2,035,089
8.50%, 12/1/2031
Denver City and County, Special Facilities Airport Revenue
(United Air Lines) 6.875%, 10/1/2032	2,700,000	a	2,308,500

Northwest Parkway Public Highway Authority, Revenue
(First Tier Subordinated) 7.125%, 6/15/2041	5,500,000		5,992,525

Silver Dollar Metropolitan District
7.05%, 12/1/2030 (Prerefunded; 12/1/2006)	4,825,000	b	5,181,471

Connecticut--4.8%

Connecticut Development Authority, PCR
(Connecticut Light and Power) 5.95%, 9/1/2028	9,000,000		9,546,480

Connecticut Health and Educational Facilities
Authority, Revenue (Yale University)
5%, 7/1/2042	5,000,000		5,166,350

Connecticut Resource Recovery Authority
(American Refunding-Fuel Company)
6.45%, 11/15/2022	4,985,000		5,049,306

Mohegan Tribe Indians Gaming Authority,
Public Improvement-Priority Distribution
6.25%, 1/1/2031	1,000,000		1,059,170

District of Columbia--1.3%

Metropolitan Washington Airports Authority,
Special Facilities Revenue
(Caterair International Corp.) 10.125%, 9/1/2011	5,420,000		5,427,696

Florida--4.2%

Florida Housing Finance Corp., Housing Revenue
(Seminole Ridge Apartments)
6%, 4/1/2041 (Collateralized; GNMA)	6,415,000		6,713,233

Miami-Dade County Expressway Authority,
Toll System Revenue
5.125%, 7/1/2029 (Insured; FGIC)	4,000,000		4,191,520

Orange County Health Facilities Authority, Revenue:
(Adventist Health System) 6.25%, 11/15/2024	3,000,000		3,321,420
(Orlando Regional Healthcare System) 6%, 10/1/2026	3,500,000		3,703,350

Georgia--2.0%

Agusta Airport Revenue
5.45%, 1/1/2031	2,500,000		2,514,175

Atlanta Airport Revenue
5.25%, 1/1/2025 (Insured; FSA)	3,000,000		3,171,060

Savannah Economic Development Authority,
Environmental Improvement Revenue
(International Paper Company) 6.20%, 8/1/2027	2,670,000		2,866,165

Idaho--.2%

Idaho Housing & Finance Association, SFMR
6.35%, 1/1/2030 (Collateralized; FNMA)	715,000		750,886

Illinois--7.4%

Chicago O'Hare International Airport:
General Airport Revenue (3rd Lien B-2)
6%, 1/1/2029 (Insured; XLCA)	5,000,000		5,617,450
Special Facility Revenue
(American Airlines Incorporated)
8.20%, 12/1/2024	5,000,000		4,203,900

Illinois Educational Facilities Authority Revenues
(University of Chicago)
5.125%, 7/1/2038 (Insured; MBIA)	5,000,000		5,140,800

Illinois Health Facilities Authority, Revenue:
(Advocate Network Health Care) 6.125%, 11/15/2022	5,000,000		5,579,450
(OSF Healthcare Systems) 6.25%, 11/15/2029	10,900,000		11,568,279

Indiana--1.6%

Franklin Township School Building Corp.
6.125%, 1/15/2022 (Prerefunded 7/15/2010)	6,000,000	b	6,991,320

Kansas--1.7%

Wyandotte County Kansas City,
Unified Government Utility Systems Revenue
5.65%, 9/1/2022 (Insured; AMBAC)	6,365,000		7,439,094

Louisiana--2.5%

Parish of De Soto, Environmental Improvement
Revenue (International Paper Co.)	2,900,000		2,984,709
6.55%, 4/1/2019

West Feliciana Parish, PCR (Entergy Gulf States):
7%, 11/1/2015	3,000,000		3,055,320
6.60%, 9/1/2028	4,700,000		4,783,049

Maryland--1.2%

Maryland Economic Development Corp.,
Student Housing Revenue (University of Maryland)
5.75%, 10/1/2033	2,550,000		2,669,442

Maryland Industrial Development Financing
Authority, EDR (Medical Waste Associates
Limited Partnership) 8.75%, 11/15/2010	3,710,000	a	2,596,110

Massachusetts--4.4%

Massachusetts Bay Transportation Authority,
Massachusetts Sales Tax Revenue 5%, 7/1/2035	7,000,000		7,179,200

Massachusetts Development Finance Agency Revenue
(WGBH Educational Foundation)
5.375%, 1/1/2042 (Insured; AMBAC)	5,750,000		6,112,768

Massachusetts Health and Educational Facilities
Authority, Revenue:

(Civic Investments) 9%, 12/15/2015	2,000,000		2,316,680
(Partners Healthcare System) 5.75%, 7/1/2032	3,000,000		3,287,280

Michigan--2.9%

Michigan Hospital Finance Authority, HR
(Genesys Health System Obligated Group)
8.125%, 10/1/2021 (Prerefunded 10/1/2005)	5,000,000	b	5,268,750

Michigan Strategic Fund, SWDR
(Genesee Power Station) 7.50%, 1/1/2021	7,450,000		7,083,684

Mississippi--.7%

Mississippi Business Finance Corporation, PCR
(Systems Energy Resources, Inc.) 5.90%, 5/1/2022	3,160,000		3,198,489

Nebraska--.6%

Nebraska Investment Finance Authority, SFMR
9.845%, 3/1/2026	2,150,000	c,d	2,444,464

Nevada--3.3%

Washoe County:
(Reno-Sparks Convention) 6.40%, 7/1/2029
(Insured; FSA) (Prerefunded 1/1/2010)	8,000,000	b	9,203,280
Water Facility Revenue (Sierra Pacific Power Co.)
5%, 3/1/2036	5,000,000		5,092,300

New Hampshire--3.5%

New Hampshire Business Finance Authority, PCR
(Public Service Co.):
6%, Series D 5/1/2021 (Insured; MBIA)	2,690,000		2,943,156
6%, Series E 5/1/2021 (Insured; MBIA)	6,000,000		6,564,660

New Hampshire Industrial Development Authority, PCR
(Connecticut Light) 5.90%, 11/1/2016	5,400,000		5,539,860

New Jersey--3.7%

New Jersey Economic Development Authority
Special Facilities Revenue (Continental Airlines, Inc.):
6.25%, 9/15/2019	3,620,000		3,044,239
6.25%, 9/15/2029	2,500,000		1,990,225

Tobacco Settlement Financing Corporation
7%, 6/1/2041	10,095,000		10,842,131

New Mexico--1.0%

New Mexico Finance Authority
Transportation Revenue
5.25%, 6/15/2020 (Insured; MBIA)	4,000,000		4,392,920

New York--4.6%

New York City 5.75%, 8/1/2014	5,000,000		5,603,500

New York City Transitional Finance Authority, Revenue
(Future Tax Secured) 5.375%, 11/15/2021	5,000,000		5,510,700

New York State Dormitory Authority, Revenue:
(Consolidated City University Systems)
5.50%, 7/1/2017 (Prerefunded; 7/1/2011)	3,060,000	b	3,439,440
(Marymount Manhattan College)
6.25%, 7/1/2029 (Insured; Radian)	4,000,000		4,476,280
(Suffolk County Judicial Facility)
9.50%, 4/15/2014	605,000		866,003

North Carolina--.6%

North Carolina Eastern Municipal Power Agency,
Power Systems Revenue 6.70%, 1/1/2019	2,500,000		2,804,475

Ohio--6.3%

Cuyahoga County, HR (Metrohealth Systems)
6.15%, 2/15/2029	10,000,000		10,482,100

Cuyahoga County Hospital Facilities, Revenue
(UHHS/CSAHS Cuyahoga Inc. &
CSAHS/UHHS Canton Inc.) 7.50%, 1/1/2030	3,500,000		3,949,855

Mahoning County Hospital Facilities, Revenue
(Forum Health Obligation Group)
6%, 11/15/2032	4,000,000		4,281,160

Ohio Air Quality Development Authority, PCR
(Cleveland Electric Illuminating Co.)
6.10%, 8/1/2020	2,400,000		2,525,064

Ohio Housing Finance Agency, Mortgage Revenue
9.990%, 3/1/2029 (Collateralized; GNMA)	1,465,000	c,d	1,567,975

Ohio Water Development Authority, PCR
(Cleveland Electric) 6.10%, 8/1/2020	4,000,000		4,208,440

Oklahoma--4.1%

Oklahoma Development Finance Authority, Revenue
(St. John Health System) 6%, 2/15/2029	9,000,000		9,852,840

Oklahoma Industries Authority, Health System
Revenue (Obligation Group)
5.75%, 8/15/2029 (Insured; MBIA)	5,000,000		5,521,400

Tulsa Municipal Airport Trust Revenue
(American Airlines Project)
5.65%, 12/1/2035	2,550,000		2,417,528

Oregon--1.4%

Umatilla County Hospital Facility Authority, Revenue
(Catholic Health Initiatives):
5.50%, 3/1/2022	1,355,000		1,517,708
5.50%, 3/1/2022	1,040,000		1,125,280

Western Generation Agency,

Cogeneration Project Revenue
(Wauna Cogeneration) 7.40%, 1/1/2016	3,250,000		3,332,518

Pennsylvania--2.9%

Allegheny County Port Authority, Special Transportation
Revenue 6.125%, 3/1/2029
(Insured; MBIA) (Prerefunded 3/1/2009)	4,750,000	b	5,369,020

Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue (Reliant Energy):
6.75%, Ser. A 12/1/2036	2,500,000		2,674,925
6.75%, Ser. B 12/1/2036	4,000,000		4,279,880

Pennsylvania Housing Finance Agency,
Multi-Family Development Revenue
8.25%, 12/15/2019	261,000		261,699

Rhode Island--1.5%

Rhode Island Health & Educational Building
Corporation Higher Educational Facilities
(University of Rhode Island)
5.875%, 9/15/2029 (Insured; MBIA)	5,910,000		6,585,277

South Carolina--6.0%

Greenville County School District
Installment Purchase Revenue
(Residuals-Series 982) 8.71%, 12/1/2028	5,000,000	c,d	5,766,550

Greenville Hospital System, Hospital Facilities Revenue
5.50%, 5/1/2026 (Insured; AMBAC)	7,000,000		7,703,780

Richland County, Environmental Improvement Revenue
(International Paper Company) 6.10%, 4/1/2023	6,500,000		6,990,945

South Carolina Medical Facilities, Hospital Facilities
Revenue 6%, 7/1/2019 (Prerefunded 7/1/2009)	5,000,000	b	5,651,150

Tennessee--3.9%

Johnson City Health and Educational Facilities Board, HR
(1st Mortgage-Mountain State Health):
7.50%, 7/1/2025	2,000,000		2,393,740
7.50%, 7/1/2033	4,875,000		5,784,188

Memphis Center City Revenue Finance Corp.
Sports Facility Revenue
(Memphis Redbirds) 6.50%, 9/1/2028	6,000,000		6,061,620

Tennessee Housing Development Agency
(Homeownership Program):
6%, 1/1/2028	2,415,000		2,436,035
6.40%, 7/1/2031	305,000		313,702

Texas--22.9%

Alliance Airport Authority, Special Facilities Revenue
(American Airlines Incorporated Project)

7.50%, 12/1/2029	5,095,000		3,672,017

Dallas - Fort Worth International Airport:
Joint Revenue 5.50%, 11/1/2021 (Insured; FSA)	7,000,000		7,610,330
Facility Improvement Corp. Revenue
(Bombardier Inc.) 6.15%, 1/1/2016	2,000,000		2,013,280

Gregg County Health Facilities Development
Corp., HR (Good Shepherd Medical Center)
6.375%, 10/1/2025	2,500,000		2,841,025

Harris County Health Facilities Development
Corp., HR (Memorial Hermann Healthcare)
6.375%, 6/1/2029	7,000,000		7,673,120

Harris County-Houston Sports Authority,
Revenue (Third Lien-A-3)
Zero Coupon, 11/15/2031 (Insured; MBIA)	9,685,000		2,293,989

Katy Independent School District
6.125%, 2/15/2032	11,360,000		12,507,587

Sabine River Authority, PCR (TXU Electric):
6.45%, 6/1/2021	4,900,000		5,260,395
5.50%, 5/1/2022	5,490,000		5,944,517

Springhill Courtland Heights Public
Facility Corp., MFHR 5.85%, 12/1/2028	6,030,000		5,830,467

Texas:
(Veterans ) 6%, 12/1/2030	3,935,000		4,258,968
(Veterans Housing Assistance Program)
6.10%, 6/1/2031	8,510,000		9,129,273

Texas Department of Housing and Community Affairs:
Collateralized Home Mortgage Revenue
11.691%, 7/2/2024	2,250,000	c	2,308,792
Residential Mortgage Revenue
5.35%, 7/1/2033	5,735,000		5,857,729

Texas Turnpike Authority,
Central Texas Turnpike System Revenue
5.25%, 5/15/2042 (Insured; AMBAC)	6,875,000		7,224,043

Tomball Hospital Authority, Revenue:
6.125%, 7/1/2023	3,680,000		3,705,760
(Tomball Regional Hospital) 6%, 7/1/2025	4,650,000		4,716,774

Tyler Health Facilities Development Corp., HR
(East Texas Medical Center Regional Health)
6.75%, 11/1/2025	5,850,000		5,862,227

Utah--.9%

Carbon County, SWDR (Sunnyside Cogeneration)
7.10%, 8/15/2023	4,122,000		4,060,252

Virginia--6.5%

Henrico County Economic Development Authority,

Revenue (Bon Secours Health System)
5.60%, 11/15/2030	3,140,000		3,300,517

Henrico County Industrial Development Authority,
Revenue (Bon Secours Health System)
9.647%, 8/23/2027	7,500,000	c	10,488,675

University of Virginia, University Revenues
5%, 6/1/2033	4,975,000		5,188,229

Virginia Housing Development Authority,
Rental Housing 6.20%, 8/1/2024	8,520,000		9,105,580

Washington--3.5%

Energy Northwest, Revenue
(Wind Project) 6%, 7/1/2023
(Prerefunded; 1/1/2007)	3,670,000	b	3,989,070

Washington Higher Education Facilities Authority,
Revenue (Whitman College)
5.875%, 10/1/2029 (Prerefunded; 10/1/2009)	10,000,000	b	11,240,300

Wisconsin--5.0%

Badger Tobacco Asset Securitization Corp.
Tobacco Settlement Revenue
7%, 6/1/2028	14,570,000		15,481,353

Wisconsin Health and Educational Facilities
Authority, Revenue (Aurora Health Care)
6.40%, 4/15/2033	5,500,000		6,065,620

Wyoming--3.6%

Sweetwater County, SWDR (FMC Corp.):
7%, 6/1/2024	2,140,000		2,174,860
6.90%, 9/1/2024	2,465,000		2,499,534

Wyoming Student Loan Corp.,
Student Loan Revenue:
6.20%, 6/1/2024	5,000,000		5,395,000
6.25%, 6/1/2029	5,000,000		5,359,500

Total Long-Term Investments
(cost $581,418,901)			610,539,201

Short-Term Municipal Investments--2.0%

Alaska--1.1%

Valdez Alaska Marine Terminal Revenue, VRDN
(Exxon Pipeline Company):
Project A 1.78%	800,000		800,000
Project B 1.78%	2,000,000		2,000,000
Project C 1.78%	2,050,000		2,050,000

Louisiana--.2%

East Baton Rouge Parish, PCR, VRDN
(Exxon Project) 1.71%	800,000	800,000
Rhode Island--.2%
Rhode Island Industrial Facilities Corp.
Marine Terminal Revenue, VRDN
(ExxonMobil Project) 1.78%	1,000,000	1,000,000
Texas--.5%
Lower Neches Valley Authority, IDC,
Exempt Facilities Revenue, VRDN
(ExxonMobil Project) 1.78%	1,900,000	1,900,000
Total Short-Term Investments
(cost $8,550,000)		8,550,000

Total Investments (cost $589,968,901)	143.4%	619,089,201
Liabilities, Less Cash and Receivables	-0.3%	(1,426,191)
Preferred Stock, at redemption value	(43.1%)	(186,000,000)
Net Assets	100.0%	431,663,010
Notes to Statement of Investments:

a	Non-income producing security, interest payments in default.

b	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Inverse floater security - the interest rate is subject to change periodically.

d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These Securities have been deemed to be liquid by the Investment Advisor. At February 28, 2005 these securities amounted to $9,778,989 or 2.3% of net assets.
e	Securities payable on demand. Variable interest rate--subject to periodic change.
f	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS STRATEGIC MUNICIPAL BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 20, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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